Employees' Profit Sharing Plan (Details) - Deferred profit sharing plan - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employees' profit sharing plan
Minimum period of continuous employment to be fully vested	1 year
Profit sharing costs	$ 3,525,000	$ 3,510,000	$ 3,500,000